Stock-Based Compensation and Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation and Common Stock [Abstract]
Schedule of Stock-Based Compensation

A summary of stock-based compensation expense recognized during the three and nine months ended September 30, 2024 and 2023 is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Restricted stock units (classified as liabilities)	$404	$1,751	$1,190	$3,042
Restricted stock units (classified as equity)	—	758	(22)	1,037
Stock options	691	1,838	4,029	11,768
Total stock-based compensation	1,095	4,347	5,197	15,847
Stock-based compensation capitalized to property and equipment	—	(172)	(67)	(172)
Stock-based compensation, net of capitalized amount	$1,095	$4,175	$5,130	$15,675
A summary of stock-based compensation recognized during the years ended December 31, 2023 and 2022 is as follows (in thousands):
	For the Years Ended December 31,
	2023	2022
Restricted stock units (classified as liabilities)	$4,667	$—
Restricted stock units (classified as equity)	1,538	550
Stock options	13,995	41,796
Total stock-based compensation	20,200	42,346
Stock-based compensation capitalized to property and equipment	(490)	—
Stock-based compensation, net of capitalized amount	$19,710	$42,346

Schedule of Unrecognized Stock-Based Compensation Will be Adjusted for Actual Forfeitures	As of December 31, 2023, unrecognized stock-based compensation related to outstanding awards and the related weighted-average period over which it is expected to be recognized subsequent to December 31, 2023 is presented in the table below. Total unrecognized stock-based compensation will be adjusted for actual forfeitures.
	Unrecognized Stock-based Compensation Related to Outstanding Awards (in thousands)	Remaining Weighted Average Amortization Period (in years)
Stock options	$4,031	0.9
Restricted stock units classified as equity awards	197	1.7
Restricted stock units classified as liability awards	8,259	1.3
Total unrecognized stock-based compensation	$12,487

Schedule of Fair Value of Stock Options at the Grant Date	The fair value of stock options at the grant date was determined using the following assumptions for the years ended December 31, 2022:
December 31, 2022
Expected average life (years)	7.0
Expected volatility	75.33%
Risk-free interest rate	1.65%
Expected dividend yield	—%

Schedule of Company’s Outstanding Stock Options	A summary of the Company’s outstanding stock options as of December 31, 2023 and 2022 and changes during the year is presented below:
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (in Years)
Outstanding, December 31, 2021	304,443	$1,050.00	7.0
Granted	6,868	$1,158.23	6.8
Exercised	(248)
Forfeited	(6,028)	$1,050.00	7.0
Unissued shares converted to options	523
Outstanding, December 31, 2022	305,558	$1,050.00	7.0
Granted	—
Exercised	(520)		7.0
Forfeited	(4,941)	$1,134.02	7.0
Outstanding, December 31, 2023	300,097	$1,054.35	7.0
Exercisable, December 31, 2023	263,570	$1,054.97	7.0

Schedule of Company’s Outstanding RSUs	A summary of the Company’s outstanding RSUs as of December 31, 2023 and 2022 and changes during the year is presented below:
	Shares	Weighted Average Grant Date Fair Value
Outstanding and unvested, December 31, 2021	8,965	$1,050.00
Granted	734	$1,050.00
Settled	(8,526)	$1,050.00
Forfeited	(50)	$1,050.00
Unvested shares converted to options	(523)	$1,050.00
Outstanding and unvested, December 31, 2022	600	$1,050.00

Granted	338,332	$9.72
Settled	(319,144)	$10.28
Forfeited	(16,887)	$0.50
Outstanding and unvested, December 31, 2023	2,901	$0.49